Note 46 Provisions or reversal of provisions (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions		€ (89)	€ 61	€ 210
Commitments And Guarantees Given		87	8	192
Pending Legal Issues And Tax Litigation		210	135	208
Other provisions	[1]	84	814	136
Provisions or reversal of provisions		€ 291	€ 1,018	€ 746

[1]	(1) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).